Average Annual Total Returns - Class I N Shares - TM Large Cap Momentum Style Fund	I OneYear	I FiveYear	I Since Inception	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions Since Inception	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	I Russell 1000® Index (reflects no deductions for fees, expenses or taxes) OneYear	I Russell 1000® Index (reflects no deductions for fees, expenses or taxes) FiveYear	I Russell 1000® Index (reflects no deductions for fees, expenses or taxes) Since Inception	N OneYear	N FiveYear	N Since Inception	N Inception Date	N Russell 1000® Index (reflects no deductions for fees, expenses or taxes) OneYear	N Russell 1000® Index (reflects no deductions for fees, expenses or taxes) FiveYear	N Russell 1000® Index (reflects no deductions for fees, expenses or taxes) Since Inception	R6 OneYear	R6 FiveYear	R6 Since Inception	R6 Inception Date	R6 Russell 1000® Index (reflects no deductions for fees, expenses or taxes) OneYear	R6 Russell 1000® Index (reflects no deductions for fees, expenses or taxes) FiveYear	R6 Russell 1000® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	29.23%	15.45%	15.39%	Jan. 27, 2012	28.59%	15.05%	14.96%	17.76%	12.40%	12.81%	20.96%	15.60%	14.96%	28.86%	15.18%	15.12%	Dec. 17, 2012	20.96%	15.60%	15.27%	29.35%	15.57%	13.09%	Jul. 10, 2014	20.96%	15.60%	12.91%